Ariel International Fund
Ariel International Fund
INVESTMENT OBJECTIVE
Ariel International Fund’s fundamental objective is long-term capital appreciation.
The Fund’s non-fundamental secondary objective is to seek long-term capital preservation, to generate attractive absolute and risk-adjusted returns, and to attain higher relative returns compared to its primary benchmark over a full market cycle.

FEES AND EXPENSES OF THE FUND
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Ariel International Fund	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Minimum sales charge (load) imposed on reinvested dividends	none	none
Redemption fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ariel International Fund		Investor Class	Institutional Class
Management fees		0.80%	0.80%
Distribution and service (12b-1) fees		0.25%	none
Other expenses		2.44%	1.88%
Total annual fund operating expenses	[1]	3.49%	2.68%
Less fee waiver or expense reimbursement		(2.23%)	(1.67%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.26%	1.01%
[1]	The Adviser is contractually obligated to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit Ariel International Fund's total annual fund operating expenses to 1.25% of net assets for the Investor Class and 1.00% of net assets for the Institutional Class (the "expense caps") through the end of the fiscal year ending September 30, 2017. If the Fund incurs expenses excluded from the reimbursement agreement, the net annual fund operating expenses could exceed the expense caps. For the current year, these ratios rounded to 1.26% and 1.01% due to interest expense which is excluded from the expense waiver. No termination of this agreement by either the Fund's Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2017.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel International Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements effective through September 30, 2017.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example - Ariel International Fund - USD ($)	1-Year	3-Year	5-Year	10-Year
Investor Class	128	640	1,414	3,454
Institutional Class	103	503	1,110	2,755

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Ariel International Fund invests primarily in equity securities of foreign issuers based in non-U.S. developed markets.  The Fund may invest in foreign securities through the purchase of individual securities on recognized foreign exchanges and developed over-the-counter markets, or through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies, including, but not limited to, certificates of deposit issued by foreign banks and foreign branches of U.S. banks, participatory notes (instruments issued by registered foreign financial intermediaries to U.S. institutional investors), or other instruments that allow the Fund to participate in foreign markets.  The Fund may invest in large, medium, or small companies without regard to market capitalization.  The Fund also may invest a portion of its assets in equity securities based in the U.S. and in emerging markets.

The Fund may use various techniques to hedge currency exposure or to invest significant cash inflows in the market (i.e., reducing “cash drag”), including derivatives, exchange traded funds (“ETFs”), and other hedges.  The Fund may buy and sell currency on a spot basis (i.e., foreign currency contracts that settle within two days) and enter into foreign currency forward contracts.  The Fund may buy or sell foreign currency options and securities, securities index options or futures, other futures contracts or options, and enter into swap agreements, which are types of derivatives.  These techniques may be used in an attempt to decrease the Fund’s exposure to changing security prices, foreign currency risk, or to reduce unintended tracking error versus its respective benchmarks, or other factors that affect security values.

The Fund’s investment process seeks to identify investment opportunities that balance long-term performance with risk management by pursuing a “bottom-up” stock picking discipline focusing on both the fundamentals of the business and the intrinsic value of the business.  Particular attention is paid to normalized cash flow generation and reinvestment or distribution for shareholder benefit.

Ariel will consider selling a stock if its valuation reaches our investment goals, if a better opportunity for investment presents itself, or if there are material adverse changes to a company’s fundamentals.

Ariel International Fund is a diversified fund that will generally hold between 50-150 securities in its portfolio.

PRINCIPAL RISKS
Although Ariel makes every effort to achieve the Fund’s objectives, Ariel cannot guarantee it will attain the objectives.  You could lose money by investing in this Fund.  The principal risks of investing in the Fund are:

●
Investing in equity securities is risky and subject to the volatility of the markets.  Equity securities represent an ownership position in a company.  The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions.  Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.

●	The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.

●
Investments in foreign securities, including ADRs and GDRs or other securities or instruments representing underlying shares of foreign companies, may underperform and may be more volatile than comparable U.S. stocks.  Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.

●
Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time.  While the Fund may attempt to reduce the effect of currency fluctuations, the projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  The use of forward contracts in this manner might reduce the Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

●
The use of foreign currency derivatives, such as foreign currency forwards, may be expensive and may result in further losses.  Derivative instruments may be exchange-traded through an organized exchange or traded in over-the-counter (“OTC”) transactions between private parties.  OTC transactions are less liquid and more risky than exchange-traded derivatives due to the credit and performance risk of counterparties.

●	The use of securities index futures is based on speculating future market movements and can result in a loss.

●
Investments in companies based in emerging markets present risks greater than those in mature markets, including greater risk of adverse government intervention or economic turmoil, high inflation and more volatile interest and currency exchange rates.

●
The use of various types of derivatives may intensify investment losses from securities underlying the derivatives, may create more volatility and may expose the Fund to other losses and expenses. Certain derivatives, such as swap transactions, may entail the risk that a counterparty will default on payment or other obligations under the derivative.

●
ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities.  ETFs also have management fees that increase the cost compared to owning the underlying securities directly.

●
Small and medium capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.  Small and medium capitalization stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large capitalization stocks.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

PERFORMANCE
The bar chart and the table on the next page show two aspects of the Fund: variability and performance.  The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year.  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE Index, a broad-based securities market index reflecting the performance of the developed markets (excluding the U.S. and Canada) and of the MSCI ACWI ex-US Index, a broad measure of performance of the global developed and emerging markets (excluding the U.S.).  Because a portion of the Fund’s assets are invested in equity securities based in emerging markets, the MSCI ACWI ex-US Index returns are presented to offer a point of comparison for that portion.  The bar chart and table provide some indication of the risks of investing in the Fund.  To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total return for the year ended December 31

Best Quarter:	3Q ‘13	+ 11.03%
Worst Quarter:	2Q ‘12	- 11.41%

Average annual total returns as of December 31, 2015
Average Annual Returns - Ariel International Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Investor Class	Investor Class return before taxes	4.18%		7.54%		Dec. 30, 2011
Institutional Class	Institutional Class return before taxes	4.41%		7.79%		Dec. 30, 2011
After Taxes on Distributions | Investor Class	Investor Class return after taxes on distributions	4.19%		7.29%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Investor Class return after taxes on distributions and sale of fund shares	2.46%		6.03%
MSCI EAFE Index (gross) (reflects no deductions for fees, expenses or taxes)	MSCI EAFE® Index (gross) (reflects no deductions for fees, expenses or taxes)	(0.39%)		8.44%		Dec. 30, 2011
MSCI EAFE Index (net) (reflects no deductions for fees or expenses)	MSCI EAFE Index (net) (reflects no deductions for fees or expenses)	(0.81%)	[1]	7.96%	[1]	Dec. 30, 2011	[1]
MSCI ACWI ex-US Index (gross) (reflects no deductions for fees, expenses or taxes)	MSCI ACWI ex-US Index (gross) (reflects no deductions for fees, expenses or taxes)	(5.25%)		5.60%		Dec. 30, 2011
MSCI ACWI ex-US Index (net) (reflects no deductions for fees or expenses)	MSCI ACWI ex-US Index (net) (reflects no deductions for fees or expenses)	(5.66%)	[1]	5.13%	[1]	Dec. 30, 2011	[1]
[1]	Previously, the Fund compared its returns to its respective MSCI indexes utilizing gross returns of the indexes. Gross index returns reflect the reinvestment of income and other earnings, including the maximum possible dividends. Beginning with its September 30, 2015 annual report, the Fund began comparing its returns to the net returns of the indexes because the Adviser believes the net returns serve as better comparisons. Net index returns reflect the reinvestment of income and other earnings, including the dividends net of the maximum withholding tax applicable to non-resident institutional investors that do not benefit from double taxation treaties. MSCI uses the maximum tax rate applicable to institutional investors, as determined by the companies' country of incorporation.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as IRAs.  After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.